INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized
Accumulated undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	$ 42,600,000,000
Additional tax liability to be provided should the undistributed earnings of foreign subsidiaries which were indefinitely invested were remitted currently	11,500,000,000
Pretax earnings from discontinued operations	(109,000,000)	(75,000,000)	140,000,000
IRS
Deferred Tax Liability Not Recognized
Gross uncertain tax positions for items expected to be resolved in next 12 months	655,000,000
Gross interest related to gross uncertain tax positions for items expected to be resolved in next 12 months	92,000,000
IRS | Minimum
Deferred Tax Liability Not Recognized
Potential tax benefit to continuing operations from gross uncertain tax positions expected to be resolved in next 12 months	0
IRS | Maximum
Deferred Tax Liability Not Recognized
Potential tax benefit to continuing operations from gross uncertain tax positions expected to be resolved in next 12 months	383,000,000
Germany tax group
Deferred Tax Liability Not Recognized
Gross uncertain tax positions for items expected to be resolved in next 12 months	112,000,000
Gross interest related to gross uncertain tax positions for items expected to be resolved in next 12 months	29,000,000
Germany tax group | Minimum
Deferred Tax Liability Not Recognized
Potential tax benefit to discontinuing operations from gross uncertain tax positions expected to be resolved in next 12 months	0
Germany tax group | Maximum
Deferred Tax Liability Not Recognized
Potential tax benefit to discontinuing operations from gross uncertain tax positions expected to be resolved in next 12 months	137,000,000
In offices outside the U.S.
Deferred Tax Liability Not Recognized
Pretax earnings	14,700,000,000	13,100,000,000	12,300,000,000
Pretax earnings from discontinued operations	0	100,000,000	200,000,000
Bad Debt Reserve for Tax Purposes of US Savings and Loan Associations or Other Qualified Thrift Lender
Deferred Tax Liability Not Recognized
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	125,000,000
Deferred Tax Liability Not Recognized, Cumulative Amount of Temporary Difference	$ 358,000,000